INVESTMENT AND OTHER REVENUE	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
INVESTMENT AND OTHER REVENUE
COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Base rent(1)	$3,814	$3,443	$3,797
Straight-line rent	115	116	124
Lease termination	44	55	18
Other lease income(1)(2)	612	623	—
Other revenue from tenants(1)(3)	1,106	806	—
Other(1)	—	—	253
Total commercial property revenue	$5,691	$5,043	$4,192

(1)
The partnership adopted IFRS 15 in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.

(2)	Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.

(3)	Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15.

The partnership leases properties under operating leases generally with lease terms of between 1 and 15 years, with options to extend. Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Less than 1 year	$3,191	$3,282
1-5 years	11,030	11,679
More than 5 years	12,089	11,856
Total	$26,310	$26,817
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Investment income	$223	$68	$170
Fee revenue	259	131	61
Dividend income	6	10	18
Interest income and other	107	57	19
Participating loan interests	8	17	27
Total investment and other revenue	$603	$283	$295